Financial Instruments Risk - Market Risk Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jan. 24, 2019 CAD ($)	Jan. 24, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate fair value, warrants outstanding	$ 9,634,000	$ 37,297,000		$ 7,128	$ 28,945	$ 88,860,000	$ 71,684
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate fair value, warrants outstanding	$ 7,100,000	28,900,000
Reasonably possible change in variable	10.00%			10.00%
Change in risk variable, impact on net income (loss)	$ 15,200,000	24,500,000
Change in risk variable, impact on comprehensive income (loss)	11,400,000	9,300,000
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in variable			10.00%
Change in risk variable, impact on net income (loss)	(2,500,000)	47,900,000
Change in risk variable, impact on comprehensive income (loss)	$ (2,500,000)	$ 47,900,000
Convertible debenture, January 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount								$ 460,600,000	$ 345,000
Convertible debenture, January 2019 | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				$ 109,900	$ 208,900